Derivatives and other liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative and Other Liabilities [Abstract]
Schedule Of Derivative And Other Long Term Liabilities At Fair Value [Table Text Block]
Derivative and other liabilities consisted of the following:

	September 30,	December 31,
	2013	2012
Derivative liability, long-term portion	358,338	$780,960
Long-term portion of convertible debt, net of unamortized discount	264,483	462,815
Deferred rent	129,499	58,005
Deferred tax liability	64,670	50,000
Interest payable	39,764	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	26,333	—
	$913,087	$1,415,159

Derivative and other liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Derivative liability, long-term portion	$780,960	$1,294,740
Long-term portion of convertible debt, net of unamortized discount	462,815	223,333
Deferred rent	58,005	—
Deferred tax liability	50,000	32,000
Interest payable	33,379	8,982
Conditional grant payable	30,000	—
	$1,415,159	$1,559,055